UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 2/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   11

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $    5,889,124
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS CORP.
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
ADVENTRX PHARMACEUTICALS INC COM NEW         00764X202        90     34,594 SH       DEFINED    1                   34,594
AMERICAN RAILCAR INDS INC    COM             02916P103   255,915 11,564,145 SH       DEFINED    10              11,564,145
BIOGEN IDEC INC              COM             09062X103   215,569  3,215,051 SH       DEFINED    1                3,215,051
CHESAPEAKE ENERGY CORP       COM             165167107   135,254  5,220,157 SH       DEFINED    1                5,220,157
DYNEGY INC DEL               COM             26817G300    13,488  2,399,999 SH       DEFINED    1                2,399,999
ENZON PHARMACEUTICALS INC    COM             293904108    14,372  1,180,972 SH       DEFINED    1                1,180,972
FEDERAL MOGUL CORP           COM             313549404 1,553,746 75,241,924 SH       DEFINED    7               75,241,924
GENZYME CORP                 COM             372917104   186,544  2,620,000 SH       DEFINED    1                2,620,000
HAIN CELESTIAL GROUP INC     COM             405217100    36,202  1,337,832 SH       DEFINED    1                1,337,832
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101    97,035  2,767,685 SH       DEFINED    9                2,767,685
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101 1,029,373 29,360,337 SH       DEFINED    4               29,360,337
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   135,555  3,866,379 SH       DEFINED    5                3,866,379
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   416,939 11,892,167 SH       DEFINED    6               11,892,167
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   533,456 15,215,515 SH       DEFINED    3               15,215,515
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   119,570  3,410,441 SH       DEFINED    2                3,410,441
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   150,270  4,286,087 SH       DEFINED    8                4,286,087
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101    96,911  2,764,141 SH       DEFINED    11               2,764,141
ICAHN ENTERPRISES LP         DEPOSITRY UNIT  451100101   171,519  4,892,147 SH       DEFINED                     4,892,147
LAWSON SOFTWARE INC NEW      COM             52078P102    31,408  3,395,486 SH       DEFINED    1                3,395,486
LIONS GATE ENTMT CORP        COM NEW         535919203    58,124  8,928,414 SH       DEFINED    1                8,928,414
LIONS GATE ENTMT CORP        NOTE 2.938%10/1 535919AF1       228    230,800 PRN      DEFINED    1                  230,800
LIONS GATE ENTMT CORP        FRNT 3.625% 3/1 535919AG9        84     85,800 PRN      DEFINED    1                   85,800
MENTOR GRAPHICS CORP         COM             587200106    38,689  3,224,057 SH       DEFINED    1                3,224,057
MOTOROLA INC                 COM             620076109   486,235 53,609,134 SH       DEFINED    1               53,609,134
MOTRICITY INC                COM             620107102    18,570  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM             620107102    63,854  3,438,553 SH       DEFINED                     3,438,553
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    30,124  2,461,124 SH       DEFINED    1                2,461,124


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